18. Borrowings and financing (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Borrowings and financing, beginning	R$ 5,438	R$ 4,560
Adjustment related to IFRS 16	(152)	(195)
Restated opening balance	5,286	4,365
Additions	13,604	9,139
Accrued interest	678	619
Accrued swap	(11)	(126)
Mark-to-market	(47)	12
Monetary and exchange rate changes	(13)	167
Borrowing cost	31	13
Interest paid	(504)	(758)
Payments	(9,551)	(7,920)
Swap paid	103	(9)
Business combination	4,527
Exchange rate changes	80
Deconsolidation Via Varejo	(75)
Liabilities related to assets held for sale and discontinued operations		(216)
Borrowings and financing, ending	R$ 14,108	R$ 5,286